2. PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipment Net Tables
Schedule of property and equipment
	USEFUL LIVES	2012	2011

Furniture and Fixtures	5 years	$1,205,673	$986,785
Leasehold Improvements	5 years	4,084	8,919
		1,209,757	995,704
Less Accumulated Depreciation		461,523	280,839
		$748,234	$714,865